Current and deferred income tax - Deferred income tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ (83,350)	R$ (50,775)
Deferred tax assets	83,350	50,775
Deferred tax liabilities	0	0
Total Profit or Loss Deferred Income Tax	R$ (32,575)	R$ (38,587)	R$ (25,705)
Nominal tax rate	34.00%	34.00%	34.00%
Limitation on utilization of loss carryforward, percent of taxable profit	30.00%
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	R$ 14,410	R$ 7,424
Total Profit or Loss Deferred Income Tax	6,986	7,424	R$ 0
Intangible assets on business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	(18,355)	(20,004)
Total Profit or Loss Deferred Income Tax	1,649	4,954	18,483
Allowance for expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	47,128	48,758
Total Profit or Loss Deferred Income Tax	(1,630)	21,396	5,138
Labor provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	23,562	2,707
Total Profit or Loss Deferred Income Tax	20,855	2,707	0
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	8,394	7,088
Total Profit or Loss Deferred Income Tax	1,306	1,045	1,311
Provision for revenue cancellation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	1,426	1,066
Total Profit or Loss Deferred Income Tax	360	(706)	(151)
Provision for contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	2,124	1,983
Total Profit or Loss Deferred Income Tax	141	758	697
Other Temporary provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Balance Sheet	4,661	1,753
Total Profit or Loss Deferred Income Tax	R$ 2,908	R$ 1,009	R$ 452